Document and Entity Information Document	Dec. 31, 2019
Cover page.
Document Type	8-K
Document Period End Date	Dec. 31, 2019
Entity Registrant Name	Belden Inc.
Entity Central Index Key	0000913142
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-12561
Entity Tax Identification Number	36-3601505
Entity Address, Address Line One	1 North Brentwood Boulevard
Entity Address, Address Line Two	15th Floor
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63105
City Area Code	314
Local Phone Number	854-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	BDC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false